Additional Financial Information of Parent Company - Schedule I Ops and Comprehensive Income (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Statements of Operations and Comprehensive Income
Cost of revenues	$ (68,707,318)	¥ (477,034,912)	¥ (235,943,955)	¥ (65,094,587)
Selling expenses	(34,177,946)	(237,297,482)	(87,091,525)	(35,233,118)
General and administrative expenses	(22,462,750)	(155,958,876)	(91,777,836)	(42,813,000)
Interest income	534,771	3,712,918	2,794,977	1,143,937
Interest expense				(91,382)
Income before taxes and equity in affiliates	44,810,349	311,118,245	230,177,098	123,195,110
Income from equity in subsidiaries and VIEs	221,708	1,539,316	4,333,847	476,516
Net income	33,133,435	230,045,429	167,264,455	89,360,895
Other comprehensive income	6,341,192	44,026,895	34,333,103	140,577
Comprehensive income attributable to Jupai shareholders	36,065,299	250,401,362	187,750,441	87,926,585
Deemed dividend on Series B convertible redeemable preferred shares				(46,198,890)
Comprehensive income attributable to ordinary shareholders	36,065,299	250,401,362	187,750,441	41,727,695
Adjustments to additional paid in capital related to investments in VIEs				38,523,878
Parent Company
Condensed Statements of Operations and Comprehensive Income
Cost of revenues	(611,625)	(4,246,514)	(3,477,672)	(1,092,849)
Selling expenses	(18,664)	(129,584)	(12,808)	(4,648)
General and administrative expenses	(3,479,900)	(24,160,949)	(15,027,623)	(6,332,579)
Other income / loss	80,873	561,503
Interest income	931	6,465
Interest expense				(916)
Income before taxes and equity in affiliates	(4,028,385)	(27,969,079)	(18,518,103)	(7,430,992)
Income from equity in subsidiaries and VIEs	33,926,682	235,552,947	171,994,609	95,217,000
Other comprehensive income	6,167,002	42,817,494	34,273,935	140,577
Comprehensive income attributable to Jupai shareholders	36,065,299	250,401,362	187,750,441	87,926,585
Deemed dividend on Series B convertible redeemable preferred shares				(46,198,890)
Comprehensive income attributable to ordinary shareholders	$ 36,065,299	¥ 250,401,362	¥ 187,750,441	¥ 41,727,695